Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items amounted to €1,062 million in 2019, €1,480 million in 2018 and €731 million in 2017, and comprise the following items:

(€ million)	2019	2018	2017
Employee-related expenses	791	517	336
Expenses related to property, plant and equipment and to inventories	106	162	221
Compensation for early termination of contracts (other than contracts of employment)	49	352	61
Decontamination costs	27	5	(4)
Other restructuring costs	89	444	117
Total	1,062	1,480	731